Note 3 - Revision of Previously Issued Financial Statements (Tables)	12 Months Ended
Jan. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	As Reported	Revision	As Revised
Deferred income taxes	23,945	1,197	25,142
Total assets	274,910	1,197	276,107

Accumulated deficit	(308,733)	1,197	(307,536)
Total shareholders’ equity	237,042	1,197	238,239
	As Reported	Revision	As Revised
Accumulated deficit
Balance, as at February 1, 2011	(336,755)	1,197	(335,558)
Balance, as at February 1, 2012	(324,729)	1,197	(323,532)
Balance, as at January 31, 2013	(308,733)	1,197	(307,536)

Total shareholders’ equity
Balance, as at January 31, 2012	218,556	1,197	219,753
Balance, as at January 31, 2013	237,042	1,197	238,239